Inventories	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Inventories

6 Inventories

	2025	2024	2023
	AUD$	AUD$	AUD$
CURRENT
Raw materials	5,392,688	5,678,351	961,223
Finished Goods	310,336	466,787	8,440
Consumables	194,627	57,022	50,806
Total inventories	5,897,651	6,202,160	1,020,469

Write downs of inventories to net realisable value during the years ended June 30, 2025, 2024, and 2023 were $ NIL.